Document and Entity Information	Nov. 09, 2020
Cover [Abstract]
Entity Central Index Key	0001351051
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity File Number	001-33459
Entity Registrant Name	Genesis Healthcare, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3934755
Entity Address, Address Line One	101 East State Street
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	610
Local Phone Number	444-6350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	GEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false